Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 16, 2020
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	18,605,093	19,259,640	13,808,059
Employee Stock Option [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	5,922,447	9,423,271	7,423,777
Restricted Stock Units
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,224,997	940,392	599,850
2018 Stock Option and Incentive Plan
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	7,287,262	5,005,295	2,583,736	3,300,000
2018 Employee Stock Purchase Plan
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,332,587	1,467,026	1,151,010
2019 Inducement Plan
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,137,800	786,656	412,686
2020 Inducement Plan
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,700,000	1,637,000	1,637,000